CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 27, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 7,102		$ 5,263
Other receivables	8,848
TOTAL ASSETS	55,682		74,160
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	9,379		14,491
Amounts due to related parties	1,627		3,943
TOTAL LIABILITIES	20,179		36,081
SHAREHOLDERS' EQUITY
Ordinary Shares (par value of $0.00005 per shares; 1,000,000,000 shares authorized, 163,129,655 and 238,368,861 shares issued as of December 31, 2021 and 2022, respectively. 163,129,655 and 228,250,210 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11		8
Series D convertible preferred shares (par value of $0.0001, 6,000 and 6,000 shares authorized as of December 31, 2021 and 2022, respectively. 6,000 shares and 6,000 issued and outstanding as of December 31, 2021 and 2022 respectively.) Series F convertible preferred shares (par value of 0.00005, nil and 50,000 shares authorized as of December 31, 2021 and 2022, respectively. Nil and 50,000 issued and outstanding as of December 31, 2021 and 2022 respectively.)	3		1
Additional paid-in capital	312,831		227,310
Accumulated deficit	(283,008)		(198,302)
Accumulated other comprehensive loss	1,470	$ 2,060	637
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	31,315		29,662
TOTAL LIABILITIES AND EQUITY	55,682		74,160
Legal entities | Parent
ASSETS
Cash and cash equivalents	171
Other receivables	9,830
Amounts due from related parties	3,726
Investment in subsidiaries and consolidated VIEs	27,964		29,662
TOTAL ASSETS	41,691		29,662
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	4,257
Amounts due to related parties	200
Convertible note	4,305
Other liability	1,614
TOTAL LIABILITIES	10,376
SHAREHOLDERS' EQUITY
Ordinary Shares (par value of $0.00005 per shares; 1,000,000,000 shares authorized, 163,129,655 and 238,368,861 shares issued as of December 31, 2021 and 2022, respectively. 163,129,655 and 228,250,210 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11		8
Series D convertible preferred shares (par value of $0.0001, 6,000 and 6,000 shares authorized as of December 31, 2021 and 2022, respectively. 6,000 shares and 6,000 issued and outstanding as of December 31, 2021 and 2022 respectively.) Series F convertible preferred shares (par value of 0.00005, nil and 50,000 shares authorized as of December 31, 2021 and 2022, respectively. Nil and 50,000 issued and outstanding as of December 31, 2021 and 2022 respectively.)	3		1
Additional paid-in capital	312,831		227,310
Accumulated deficit	(283,000)		(198,294)
Accumulated other comprehensive loss	1,470		637
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	31,315		29,662
TOTAL LIABILITIES AND EQUITY	$ 41,691		$ 29,662